Unaudited Interim Condensed Consolidated Statement of Changes in Equity (Deficit) - USD ($)	Number of Shares	Subscription Receivable	Additional Paid-in Capital	Legal Reserve	Warrants Reserves	Accumulated Other Comprehensive Income	Retained earnings (Deficit)	Non- controlling Interests	Total
Balance at Dec. 31, 2020	$ 52,069	$ (50,000)	$ 2,082,795	$ 223,500		$ 204,249	$ (4,722,294)	$ 49,663	$ (2,160,018)
Balance (in Shares) at Dec. 31, 2020	17,356,090
Currency translation adjustments						(105,897)			(105,897)
Stock-based compensation expenses (see Note 20)	$ 563		(563)
Stock-based compensation expenses (see Note 20) (in Shares)	187,598
Remeasurements of defined benefit plan						627,193			627,193
Issuance of ordinary shares for acquisition of Handshake	$ 131		327,632						327,763
Issuance of ordinary shares for acquisition of Handshake (in Shares)	43,700
Net loss for the period							(1,555,274)	91	(1,555,183)
Balance at Jun. 30, 2021	$ 52,763	(50,000)	2,409,864	223,500		98,352	(6,277,568)	49,754	(3,493,335)
Balance (in Shares) at Jun. 30, 2021	17,587,388
Balance at Dec. 31, 2021	$ 63,606	(50,000)	15,379,595	223,500	251,036	821,527	(10,204,220)	39,935	$ 6,524,979
Balance (in Shares) at Dec. 31, 2021	21,201,842								21,201,842
Currency translation adjustments						(197,909)			$ (197,909)
Stock-based compensation expenses (see Note 20)	$ 840		251,255						252,095
Stock-based compensation expenses (see Note 20) (in Shares)	280,000
Cancellation of shares (in Shares)	(113)
Issuance of ordinary shares through private placements (see Note 19)	$ 49,978		18,225,749						18,275,727
Issuance of ordinary shares through private placements (see Note 19) (in Shares)	16,659,348
Issuance of ordinary shares through exercise of warrants (see Note 19)	$ 3,285		1,420,404						1,423,689
Issuance of ordinary shares through exercise of warrants (see Note 19) (in Shares)	1,095,146
Issuance of ordinary shares for acquisition of subsidiaries (see Note 19)	$ 17,769		4,562,111						4,579,880
Issuance of ordinary shares for acquisition of subsidiaries (see Note 19) (in Shares)	5,922,852
Issuance of ordinary shares for deposit paid for acquisitions of subsidiaries (see Note 19)	$ 29,160		4,830,840						4,860,000
Issuance of ordinary shares for deposit paid for acquisitions of subsidiaries (see Note 19) (in Shares)	9,720,000
Net loss for the period							(6,306,822)	(32,392)	(6,339,214)
Balance at Jun. 30, 2022	$ 164,638	$ (50,000)	$ 44,669,954	$ 223,500	$ 251,036	$ 623,618	$ (16,511,042)	$ 7,543	$ 29,379,247
Balance (in Shares) at Jun. 30, 2022	54,879,075								54,879,075